Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Numerators and Denominators Used in Computations of Basic and Diluted Earnings Per Common Share

Reconciliations of the numerators and denominators used in the computations of basic and diluted earnings per common share were as follows, in millions:

	2012	2011	2010
Numerator (basic and diluted):
Loss from continuing operations	$(53)	$(394)	$(1,027)
Allocation to unvested restricted stock awards	(2)	(3)	(3)

Loss from continuing operations attributable to common shareholders	(55)	(397)	(1,030)
Loss from discontinued operations, net	(61)	(181)	(16)

Net loss available to common shareholders	$(116)	$(578)	$(1,046)

Denominator:
Basic common shares (based on weighted average)	349	348	349
Add:
Contingent common shares	—	—	—
Stock option dilution	—	—	—

Diluted common shares	349	348	349